EARNINGS (LOSS) PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic
Earnings (Loss) (U.S. dollars in thousands)	$ (8,268)	$ 23,916	$ (71,669)
Weighted average number of ordinary shares outstanding during the period (in thousands)	12,322,721	2,591,222	616,299
Basic earnings (loss) per share (U.S. dollars)	$ 0	$ 0.01	$ (0.12)